Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	[2]
Assets
Cash and cash equivalents	$ 147,117	$ 19,292	[1]
Trade and other receivables	1,030,726	1,056,023
Inventoried supplies	24,181	24,402
Current taxes recoverable	12,788	6,080
Prepaid expenses	38,501	54,518
Assets held for sale	10,250	1,943
Current assets	1,263,563	1,162,258
Property and equipment	2,131,955	2,455,141
Right-of-use assets	381,640	398,533
Intangible assets	1,592,110	1,792,921
Investments	85,964	31,391
Employee benefits	4,359	0
Other assets	19,192	13,724
Deferred tax assets	27,047	29,695	[1]
Non-current assets	4,242,267	4,721,405
Total assets	5,505,830	5,883,663
Liabilities
Trade and other payables	708,768	861,908	[3]
Current taxes payable	41,714	16,552
Provisions	43,903	39,012	[1]
Other financial liabilities	19,275	10,566
Long-term debt	37,087	363,586
Lease liabilities	115,934	115,344
Current liabilities	966,681	1,406,968
Long-term debt	1,278,670	1,244,508
Lease liabilities	297,105	313,862
Employee benefits	0	68,037
Provisions	131,736	108,145
Other financial liabilities	382	8,033
Deferred tax liabilities	368,186	423,755	[1]
Non-current liabilities	2,076,079	2,166,340
Total liabilities	3,042,760	3,573,308
Equity
Share capital	1,089,229	1,133,181
Contributed surplus	41,491	39,150
Accumulated other comprehensive income	(233,321)	(144,665)
Retained earnings	1,565,671	1,282,689
Total equity	2,463,070	2,310,355	[1]
Total liabilities and equity	$ 5,505,830	$ 5,883,663

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).
[3]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)).